RESTATEMENT OF FINANCIAL STATEMENTS	3 Months Ended
Sep. 30, 2011
Accounting Changes and Error Corrections [Abstract]
Accounting Changes and Error Corrections [Text Block]

NOTE 8 –   RESTATEMENT OF FINANCIAL STATEMENTS

The consolidated financial statements as of June 30, 2011 have been restated primarily to adjust the valuation of goodwill associated with the May 2011 acquisition of Engine Clean Solutions from $1,561,327 to $608,724 based on the fair value of that transaction.  In addition, the value of shares issued for conversion of debt has been revalued at $0.10 per share, which more closely represents fair value at the date of the transaction resulting in a conversion of $28,443 of debt rather than $142,217 previously recognized.